Document and Entity Information	Mar. 03, 2022
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001838672
Document Type	8-K
Document Period End Date	Mar. 03, 2022
Entity Registrant Name	AdTheorent Holding Company, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40116
Entity Tax Identification Number	85-3978415
Entity Address, Address Line One	330 Hudson Street
Entity Address, Address Line Two	13th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10013
City Area Code	800
Local Phone Number	804-1359
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common stock, par value $0.0001 per share
Trading Symbol	ADTH
Security Exchange Name	NASDAQ
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants to purchase common stock
Trading Symbol	ADTHW
Security Exchange Name	NASDAQ